LIABILITIES IN RESPECT OF IIA GRANTS (Tables)	12 Months Ended
Dec. 31, 2019
Liabilities In Respect Of Iia Grants Schedule Of Israeli Innovation Authority Grants
Schedule of Israeli Innovation Authority Grants
Year ended December 31,
	2018	2019

Balance as of January 1,	7,437	7,714
Grants received	93	248
Royalties	(103)	(635)
Amounts carried to Profit or Loss	287	(392)
Balance as of Decmber 31,	7,714	6,935

Current maturities	(146)	(124)

Long term liabilities in respect of IIA grants	7,568	6,811